CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)	Common Stock	Share Subscription	Equity settled employee benefits	Warrant	Finders' warrants	Foreign exchange reserve	Retained earnings	Total
Equity Balance, Starting at Sep. 30, 2021	$ 24,290,287	$ 0	$ 2,132,792	$ 641,848	$ 455,246	$ (44,933)	$ (19,557,631)	$ 7,917,609
Shares Outstanding, Starting at Sep. 30, 2021	29,790,134
Private Placements, amount	$ 600,000	0	0	150,000	0	0	0	750,000
Private Placements, Shares	2,000,000
Share issue costs	$ (20,370)	0	0	0	0	0	0	(20,370)
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 0	0	365,300	0	0	0	0	365,300
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Exercise of warrants								0
Net Income (Loss)	$ 0	0	0	0	0	29,407	(2,051,990)	(2,022,583)
Shares Outstanding, Ending at Sep. 30, 2022	31,790,134
Equity Balance, Ending at Sep. 30, 2022	$ 24,869,917	0	2,498,092	791,848	455,246	(15,526)	(21,609,621)	6,989,956
Share subscription	$ 0	85,000	0	0	0	0	0	85,000
Share subscription	0
Exercise of warrants	$ 21,965	0	0	0	0	0	0	21,965
Exercise of warrants	87,860
Net Income (Loss)	$ 0	0	0	0	0	(22,578)	(795,040)	(817,618)
Shares Outstanding, Ending at Sep. 30, 2023	31,877,994
Equity Balance, Ending at Sep. 30, 2023	$ 24,891,882	85,000	2,498,092	791,848	455,246	(38,104)	(22,404,661)	6,279,303
Private Placements, amount	$ 2,454,255	0	0	23,125	0	0	0	2,477,380
Private Placements, Shares	15,655,500
Share issue costs	$ (292,666)	0	0	0	26,107	0	0	(266,559)
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 0	0	336,735	0	0	0	0	336,735
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Share subscription	$ 0	(85,000)	0	0	0	0	0	(85,000)
Share subscription	0
Exercise of warrants								0
Flow-through share premium	$ (162,500)	0	0	0	0	0	0	(162,500)
Acquisition of exploration and evaluation assets	$ 39,600	0	0	0	0	0	0	39,600
Acquisition of exploration and evaluation assets	180,000
Net Income (Loss)	$ 0	0	0	0	0	30	(2,031,413)	(2,031,383)
Shares Outstanding, Ending at Sep. 30, 2024	47,713,494
Equity Balance, Ending at Sep. 30, 2024	$ 26,930,571	$ 0	$ 2,834,827	$ 814,973	$ 481,353	$ (38,074)	$ (24,436,074)	$ 6,587,576